AMORTIZING INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
AMORTIZING INTANGIBLE ASSETS
6. AMORTIZING INTANGIBLE ASSETS
Details regarding our intangible assets, all of which are subject to amortization, follow:

	March 31, 2020
	Gross carrying amount	Accumulated amortization	Net
	(In thousands)
Favorable gas gathering contracts	$24,195	$(15,359)	$8,836
Contract intangibles	278,448	(175,973)	102,475
Rights-of-way	157,175	(44,410)	112,765

Total intangible assets	$459,818	$(235,742)	$224,076

	December 31, 2019
	Gross carrying amount	Accumulated amortization	Net
	(In thousands)
Favorable gas gathering contracts	$24,195	$(15,125)	$9,070
Contract intangibles	278,448	(169,549)	108,899
Rights-of-way	157,175	(42,866)	114,309

Total intangible assets	$459,818	$(227,540)	$232,278

In March 2019, certain events occurred which indicated that certain long-lived assets relating to the Barnett Shale reporting segment could be impaired (see Note 5). In connection with this evaluation, we evaluated the related intangible assets associated therewith for impairment consisting of rights-of-way
intangible assets. We concluded the
rights-of-way
intangible assets were also impaired and, as a result, we recorded an impairment charge of $0.5 million in the first quarter of 2019.
We recognized amortization expense in Other revenues as follows:

	Three months ended March 31,
	2020	2019
	(In thousands)
Amortization expense – favorable gas gathering contracts	$(234)	$(389)
We recognized amortization expense in costs and expenses as follows:

	Three months ended March 31,
	2020	2019
	(In thousands)
Amortization expense – contract intangibles	$6,424	$6,397
Amortization expense – rights-of-way	1,544	1,547
The estimated aggregate annual amortization expected to be recognized for the remainder of 2020 and each of the four succeeding fiscal years follows.

Intangible assets
(In thousands)
2020	$23,926
2021	28,209
2022	25,142
2023	25,088
2024	14,917

6. AMORTIZING INTANGIBLE ASSETS
Details regarding our intangible assets, all of which are subject to amortization, follow.

	December 31, 2019
	Gross carrying amount	Accumulated amortization	Net
	(In thousands)
Favorable gas gathering contracts	$24,195	$(15,125)	$9,070
Contract intangibles	278,448	(169,549)	108,899
Rights-of-way	157,175	(42,866)	114,309

Total intangible assets	$459,818	$(227,540)	$232,278

	December 31, 2018
	Gross carrying amount	Accumulated amortization	Net
	(In thousands)
Favorable gas gathering contracts	$24,195	$(13,905)	$10,290
Contract intangibles	278,448	(143,962)	134,486
Rights-of-way	166,209	(37,569)	128,640

Total intangible assets	$468,852	$(195,436)	$273,416

In December 2019, in connection with the cancellation of a project, we determined certain rights-of-way
intangible assets in the Permian Basin would no longer be utilized (see Note 5). As a result, we recorded an impairment charge of $0.6 million in the fourth quarter of 2019.
Also in early 2019, certain events occurred which indicated that certain long-lived assets relating to the Barnett Shale reporting segment could be impaired (see Note 5). In connection with this evaluation, we evaluated the related intangible assets associated therewith for impairment consisting of rights-of-way
intangible assets. We concluded the
rights-of-way
intangible assets were also impaired and, as a result, we recorded an impairment charge of $0.5 million in the first quarter of 2019.
In December 2017, in connection with certain strategic initiatives, we evaluated certain long-lived assets relating to the Bison Midstream system within the Williston Basin reporting segment (see Note 5). In connection with this evaluation, we evaluated the related intangible assets associated therewith for impairment consisting of contract intangible assets and rights-of-way
intangible assets. We concluded the contract intangible assets were also impaired and, as a result, we recorded an impairment charge of $85.2 million.
We recognized amortization expense in Other revenues as follows:

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Amortization expense – favorable gas gathering contracts	$(1,220)	$(1,555)	$(1,555)
We recognized amortization expense in costs and expenses as follows:

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Amortization expense – contract intangibles	$25,587	$26,141	$34,202
Amortization expense – rights-of-way	6,278	6,448	6,153
The estimated aggregate annual amortization expected to be recognized for as of December 31, 2019 for each of the five succeeding fiscal years follows.

Intangible assets
(In thousands)
2020	$31,901
2021	28,209
2022	25,142
2023	25,088
2024	14,917